                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-4474

  NAME OF REGISTRANT:                                                    VANGUARD CALIFORNIA TAX-FREE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              ANNE E. ROBINSON

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          NOVEMBER 30

  DATE OF REPORTING PERIOD:                                        JULY 1, 2017 - JUNE 30, 2018

  FUND:   VANGUARD CALIFORNIA INTERMEDIATE-TERM TAX-EXEMPT FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               Eaton Vance California Municipal Bond Fund II

  TICKER:               EIA                                  CUSIP:   27828C304

  MEETING DATE:   7/20/2017                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a: ELECT DIRECTOR GEORGE J. GORMAN                      ISSUER            YES             FOR                  FOR

PROPOSAL #1b: ELECT DIRECTOR HELEN FRAME PETERS                  ISSUER            YES             FOR                  FOR

PROPOSAL #1c: ELECT DIRECTOR SUSAN J. SUTHERLAND                ISSUER            YES             FOR                  FOR

PROPOSAL #1d: ELECT DIRECTOR HARRIETT TEE TAGGART               ISSUER            YES             FOR                  FOR

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  ISSUER:               Nuveen California AMT-Free Quality Municipal Income Fund

  TICKER:               NKX                                  CUSIP:   670651603

  MEETING DATE:   11/14/2017                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1a.1: ELECT DIRECTOR DAVID J. KUNDERT                  ISSUER            YES             FOR                  FOR

PROPOSAL #1a.2: ELECT DIRECTOR JOHN K. NELSON                      ISSUER            YES             FOR                  FOR

PROPOSAL #1a.3: ELECT DIRECTOR TERENCE J. TOTH                    ISSUER            YES             FOR                  FOR

PROPOSAL #1a.4: ELECT DIRECTOR ROBERT L. YOUNG                    ISSUER            YES             FOR                  FOR

PROPOSAL #1a.5: ELECT DIRECTOR WILLIAM C. HUNTER                ISSUER            YES             FOR                  FOR

PROPOSAL #1a.6: ELECT DIRECTOR WILLIAM J. SCHNEIDER           ISSUER            YES             FOR                  FOR

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD CALIFORNIA TAX-FREE FUNDS

  By:     /s/Mortimer J. Buckley

             Mortimer J. Buckley*

             Chief Executive Officer, President, and Trustee

  Date:   August 29, 2018

  *By:    /s/Anne E. Robinson

  Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018,

             see File Number 33-32216. Incorporated by Reference.